EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

NOTE 2 - EARNINGS PER SHARE

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation.

	2011	2010	2009
Weighted-average common shares
outstanding	1,652,940	1,646,138	1,612,807
Average treasury stock shares	(54,100)	(54,100)	(53,930)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,598,840	1,592,038	1,558,877
Additional common stock equivalents (nonvested stock) used to calculate diluted earnings per share	11,052	-	-
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	607	997	21,125
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,610,499	1,593,035	1,580,002

Options to purchase 74,500 shares of common stock at a price greater than the current market value were outstanding at December 31, 2011 but were not included in the computation of diluted earnings per share because to do so would have been antidilutive. There were no options outstanding at December 31, 2010 and 2009 which would have an antidilutive effect on the earnings per share calculation.